Borrowings and Debt Securities : Short-term borrowings (Details) $ in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 AUD ($)
Disclosure of detailed information about Short-term borrowings [Line Items]
Short-term borrowings	₩ 1,038,328	₩ 805,523
Local short-term borrowings 1 [Member]
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor		Woori Investment Bank and others
Borrowings interest rate		1.54~2.51
Borrowings, maturity		2017.01.25~2017.09.13
Short-term borrowings		₩ 436,800
Local short-term borrowings 2 [Member]
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	KTB Investment and securities and others
Borrowings interest rate	1.57~2.47
Borrowings, maturity	2018.01.12~ 2018.09.19
Short-term borrowings	₩ 686,561
Foreign short-term borrowings 1 [Member]
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	SCNT and others	SCNT and others
Borrowings interest rate	4.60~6.50	1.58~6.50
Borrowings, maturity	2018.12.03	2017.03.30~2017.12.03
Short-term borrowings	₩ 9,594	₩ 42,401	$ 8,955		$ 35,086
Foreign short-term borrowings 2 [Member]
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Export-import Bank of Korea	Export-import Bank of Korea
Borrowings interest rate	3M Libor+0.41~0.63	3M Libor+0.54~0.63
Borrowings, maturity	2018.12.18	2017.05.17~2017.12.18
Short-term borrowings	₩ 273,314	₩ 271,360		$ 327,259		$ 311,174
Local bank overdraft 1 [Member]
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Nonghyup Bank	Nonghyup Bank
Borrowings interest rate	3.04	2.45
Borrowings, maturity	2018.01.02	2017.01.05
Short-term borrowings	₩ 51,300	₩ 37,000
Local bank overdraft 2 [Member]
Disclosure of detailed information about Short-term borrowings [Line Items]
Name of Creditor	Woori Bank	Woori Bank
Borrowings interest rate	Standard overdraft rate+1.12	Standard overdraft rate+1.12
Borrowings, maturity	2018.02.27	2017.02.25
Short-term borrowings	₩ 17,559	₩ 17,962